Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Western Asset SMASh Series Core Plus Completion Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Western Asset SMASh Series Core Plus Completion Fund
Average Annual Return, Percent	(3.64%)	(5.64%)	0.47%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	1.25%	(0.33%)	1.35%